STATUTORY CAPITAL AND SURPLUS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Capital and Surplus [Line Items]
Dividend payable without prior approval	$ 20,506,357
Target capital level for each insurer (as a percent)	120.00%
Prudent target on enhanced capital requirement (as a percent)	130.00%
General business statutory capital and surplus	$ 82,025,430	$ 63,386,368	$ 47,061,317
General business statutory net income	$ 18,272,678	$ 11,339,762	$ 9,013,573
Minimum
Shares Capital and Surplus [Line Items]
Percenatge of Proposed Dividend Payments on Prior Year Statutory Capital and Surplus	25.00%